Submission	Jun. 27, 2025
Submission [Line Items]
Central Index Key	0001994214
Registrant Name	NOMADAR CORP.
Registration File Number	333-284716
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES